General and administrative - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
General And Administrative [Line Items]
Total general and administrative	$ 3,654,142	$ 2,186,273
General and administrative [Member]
General And Administrative [Line Items]
Salaries and benefits	2,635,873	1,350,824
Professional fees	465,226	274,356
Investor relations	247,735	131,646
Office supplies and services	170,494	165,050
Transfer agent and filing fees	57,030	27,289
Amortization	47,474	1,949
Financing expense	23,790	88,920
Other	6,272	3,788
Travel and meals	248	66,225
Rent	0	76,226
Total general and administrative	$ 3,654,142	$ 2,186,273